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                       COLUMBIA MANAGEMENT ADVISORS, INC.
                             1300 S.W. Sixth Avenue
                               Portland, OR 97201


May 6, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         Re:    COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                File Nos. 2-79750, CIK 0000707833

         Pursuant to Rule 497 (j) under the Securities Act of 1993, the undersigned certifies on behalf of the Registrant that the form of the Class Z Prospectus that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1993, as amended, would not have differed from those contained in Post-Effective Amendment to the Registration Statement on Form N-1A for the above Registrants as filed electronically with the Securities and Exchange Commission on May 1, 2003.

         Any questions regarding this transmission can be directed to the undersigned at (503) 795-6397.

                                                     Very truly yours,

                                                     /s/ MARK A. WENTZIEN

                                                     Mark A. Wentzien